Dividends - Summary of Payment of Dividends (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Dividend - Ordinary shared	$ 23,433	$ 16,942
Dividend - Preferred shared	12,075	8,730
Total	$ 35,508	$ 25,672